Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000232397 | BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000232397 | BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000232397 | BNY-6450267
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000232397 | BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000232397 | BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000232397 | BNY-68389X105
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000232397 | BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000232397 | BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000232397 | BNY-595112103
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000232397 | BNY-81762P102
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000232397 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000232397 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	68.80%
C000232397 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000232397 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000232397 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000232397 | Financials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000232397 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000232397 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000227588 | BNY-86366E106
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000227588 | BNY-532457108
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000227588 | BNY-632307104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000227588 | BNY-478160104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000227588 | BNY-60770K107
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000227588 | BNY-86150R107
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000227588 | BNY-717081103
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000227588 | BNY-91307C102
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000227588 | BNY-75901B107
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000227588 | BNY-09075V102
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000227588 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000227588 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000227588 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	91.30%
C000227588 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000227588 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000214236 | BNY-60937P106
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000214236 | BNY-20717M103
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000214236 | BNY-81686C104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000214236 | BNY-25402D102
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000214236 | BNY-90364P105
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000214236 | BNY-31188V100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000214236 | BNY-M6191J100
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000214236 | BNY-090043100
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000214236 | BNY-90138F102
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000214236 | BNY-10576N102
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000214236 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000214236 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	95.40%
C000214236 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000214236 | Financials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000214236 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000224004 | BNY-22788C105
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000224004 | BNY-23804L103
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000224004 | BNY-M2682V108
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000224004 | BNY-00971T101
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000224004 | BNY-18915M107
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000224004 | BNY-781154109
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000224004 | BNY-74758T303
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000224004 | BNY-34959E109
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000224004 | BNY-78781J109
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000224004 | BNY-81730H109
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000224004 | Other Country
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000224004 | United States
Holdings [Line Items]
Percent of Net Asset Value	89.50%
C000224004 | Japan
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000224004 | Israel
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000224004 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000164637 | HSBC Holdings PLC
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000164637 | Toyota Motor Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000164637 | Nestle SA
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000164637 | Intesa Sanpaolo SpA
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000164637 | Novartis AG
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000164637 | LVMH Moet Hennessy Louis Vuitton SE
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000164637 | Roche Holding AG
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000164637 | Banco Bilbao Vizcaya Argentaria SA
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000164637 | Shell PLC
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000164637 | British American Tobacco PLC
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000164637 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000164637 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000164637 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000164637 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000164637 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000164637 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000164637 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000164637 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000164637 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000164637 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000164637 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000164637 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000164635 | BNY-B1CKQ73
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000164635 | BNY-BSY3S84
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000164635 | BNY-BBT3PS9
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000164635 | BNY-B3CTJS6
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000164635 | BNY-BMFDP24
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000164635 | BNY-BJ1DLW9
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000164635 | BNY-B0B9GS5
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000164635 | BNY-B00D9P6
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000164635 | BNY-BDX87W2
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000164635 | BNY-BG12Y04
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000164635 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000164635 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000164635 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000164635 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000164635 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000164635 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000164635 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000164635 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000164635 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000164635 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000164635 | Materials
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000164635 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000227316 | BNY-6450267
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000227316 | BNY-6889106
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000227316 | BNY-X9USDDRET
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000227316 | BNY-6771720
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000227316 | BNY-BMMV2K8
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000227316 | BNY-BK6YZP5
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000227316 | BNY-BV2FFX7
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000227316 | BNY-6099626
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000227316 | BNY-B0LMTQ3
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000227316 | BNY-6438564
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000227316 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000227316 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000227316 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000227316 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000227316 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000227316 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000227316 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000227316 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000227316 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000227314 | BNY-X9USDDRET
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000227314 | BNY-B929F46
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000227314 | BNY-0540528
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000227314 | BNY-7103065
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000227314 | BNY-7110388
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000227314 | BNY-BP6MXD8
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000227314 | BNY-7123870
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000227314 | BNY-6900643
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000227314 | BNY-4846288
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000227314 | BNY-0989529
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000227314 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000227314 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000227314 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000227314 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000227314 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000227314 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000227314 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000227314 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000227314 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000264379 | BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000264379 | BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000264379 | BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000264379 | BNY-26740W109
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000264379 | BNY-46222L108
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000264379 | BNY-76655K103
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000264379 | BNY-74766W108
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000264379 | BNY-6356945
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000264379 | BNY-458140100
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000264379 | BNY-459200101
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000264379 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000264379 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	80.80%
C000264379 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000264379 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000264379 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000235377 | BNY-6099626
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000235377 | BNY-BK1N461
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000235377 | BNY-58733R102
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000235377 | BNY-BSZ2BY7
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000235377 | BNY-6205122
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000235377 | BNY-6442327
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000235377 | BNY-B12LZH9
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000235377 | BNY-2643674
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000235377 | BNY-6100186
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000235377 | BNY-B01NPJ1
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000235377 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000235377 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000235377 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000235377 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000235377 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000235377 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000235377 | Financials
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000235377 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000235377 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000235377 | Materials
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000235377 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000235377 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000168143 | Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.65%
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000168143 | Bank of America Corp.2.5924/29/2031
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000168143 | Wells Fargo & Co.4.8087/25/2028
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000168143 | HCA, Inc.4.1256/15/2029
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000168143 | U.S. Bancorp5.7756/12/2029
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000168143 | Morgan Stanley3.954/23/2027
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000168143 | Deutsche Bank AG5.2975/9/2031
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000168143 | Bank of America Corp.3.1947/23/2030
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000168143 | Capital One Financial Corp.3.81/31/2028
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000168143 | Bank of America Corp.3.41912/20/2028
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000168143 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000168143 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000168143 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000168143 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000168143 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000168143 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000168143 | Financials
Holdings [Line Items]
Percent of Net Asset Value	34.20%
C000168143 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000168143 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000168143 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000168143 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000200315 | BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000200315 | BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000200315 | BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000200315 | BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000200315 | BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000200315 | BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000200315 | BNY-X9USDDRET
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000200315 | BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000200315 | BNY-88160R101
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000200315 | BNY-084670702
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000200315 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000200315 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000200315 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000200315 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000200315 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000200315 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000200315 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000200315 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000200315 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000168145 | Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.65%
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000168145 | Level 3 Financing, Inc.4.8756/15/2029
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000168145 | DaVita, Inc.4.6256/1/2030
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000168145 | Post Holdings, Inc.4.59/15/2031
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000168145 | Caesars Entertainment, Inc.4.62510/15/2029
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000168145 | Discovery Communications LLC4.1255/15/2029
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000168145 | NGL Energy Operating LLC/NGL Energy Finance Corp.8.3752/15/2032
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000168145 | MPT Operating Partnership LP/MPT Finance Corp.5.010/15/2027
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000168145 | Noble Finance II LLC8.04/15/2030
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000168145 | Occidental Petroleum Corp.6.459/15/2036
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000168145 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000168145 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000168145 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000168145 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000168145 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000168145 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000168145 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000168145 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000168145 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000168145 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000168145 | Energy
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000168145 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000168144 | Deutsche Bank AG6.721/18/2029
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000168144 | Bank of America Corp.2.5512/4/2028
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000168144 | Bank of America Corp.3.7054/24/2028
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000168144 | Bank of America Corp.5.2024/25/2029
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000168144 | Citigroup, Inc.3.5210/27/2028
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000168144 | Caterpillar Financial Services Corp.4.711/15/2029
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000168144 | Manufacturers & Traders Trust Co.4.71/27/2028
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000168144 | Elevance Health, Inc.4.1013/1/2028
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000168144 | Philip Morris International, Inc.4.8752/13/2029
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000168144 | International Business Machines Corp.3.55/15/2029
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000168144 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000168144 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000168144 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000168144 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000168144 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000168144 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000168144 | Financials
Holdings [Line Items]
Percent of Net Asset Value	41.20%
C000168144 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000168144 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000168144 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000168144 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000168144 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.50%

[1]	Represents less than 0.1%